11. Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Tables
Lease Commitments
	Operating	Long-term
	leases	Financing

2015	$19,000	$9,000
2016	-	3,000

	Operating	Long-term
	leases	Financing

2015	$112,000	$73,000
2016	67,000	53,000
2017	67,000	40,000
2018	67,000	15,000